SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting Principles

Accounting Principles — The Company’s accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Presentation

Basis of Presentation — The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CCNB was treated as the “acquired” company and Legacy Getty is treated as the acquirer for financial reporting purposes. For accounting purposes, the Business Combination was treated as the equivalent of Legacy Getty issuing stock for the net assets of CCNB, accompanied by a recapitalization. The net assets of CCNB are stated at historical cost, with no goodwill or other intangible assets recorded.

Legacy Getty was determined to be the accounting acquirer based on the following predominant factors:

●Legacy Getty stockholders have the greatest voting interest in the Company with approximately 72% of the voting interest;
●Legacy Getty stockholders have the ability to nominate a majority of the initial members of the Company’s Board of Directors;
●Legacy Getty senior management is the senior management of the Company; and
●Legacy Getty was the larger entity based on historical operating activity and had the larger employee base.

The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Legacy Getty. The shares and corresponding capital amounts and earnings per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio of 1.27905 (the “Exchange Ratio”) established in the Business Combination.

Certain immaterial changes in presentation have been made to conform the prior period presentation to current period reporting.

Estimates and Assumptions

Estimates and Assumptions — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and revenues and expenses reported during the period. Some of the estimates and assumptions that require the most difficult judgments are: a) the appropriateness of the valuation and useful lives of intangibles and other long-lived assets; b) the appropriateness of the amount of accrued income taxes, including the potential outcome of future tax consequences of events that have been recognized in the consolidated financial statements as well as the deferred tax asset valuation allowances; c) the sufficiency of the allowance for doubtful accounts; d) the assumptions used to value equity-based compensation arrangements; e) the assumptions used to allocate transaction price to multiple performance obligations for uncapped subscription arrangements; f) the assumptions used to estimate unused capped subscription-based and credit-based products; g) the assumptions used to estimate the contingent consideration; and h) the assumptions used to estimate the fair value of Public, Private Placement and Forward Purchase Warrants (each as defined below). These judgments are inherently uncertain which directly impacts their valuation and accounting. Actual results and outcomes may differ from management’s estimates and assumptions.

Principles of Consolidation

Principles of Consolidation — The consolidated financial statements and notes thereto include the accounts of Getty Images Holdings, Inc and its subsidiaries. Equity investments in which the Company exercises significant influence, but does not control and is not the primary beneficiary of, are accounted for using the equity method. Significant accounts and transactions between consolidated entities have been eliminated. Intercompany transactions and balances have been eliminated in consolidation.

Noncontrolling Interest

Noncontrolling Interest — The Company’s noncontrolling interest represents the minority stockholder’s ownership interest related to the Company’s subsidiary, Getty Images SEA Holdings Co., Limited (“Getty SEA”). The Company reports its non-controlling interest in subsidiary as a separate component of stockholders’ equity (deficit) in the Consolidated Balance Sheets and reports both net income (loss) attributable to the non-controlling interest and net loss attributable to the Company’s common stockholders on the face of the Consolidated Statements of Operations. The Company’s equity interest in Getty SEA is 50% and the non-controlling stockholder’s interest is 50%. Net Income or Loss from this subsidiary is allocated based upon these ownership interests. This is reflected in the Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity (Deficit) as “Noncontrolling interest”.

Net (Loss) Income Per Share Attributable to Common Stockholders

Net (Loss) Income Per Share Attributable to Common Stockholders — Basic net (loss) income per share attributable to common stockholders is calculated by dividing the net (loss) income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. Net (loss) income available to common stockholders represents net (loss) income attributable to common stockholders adjusted by (i) the Redeemable Preferred Stock dividend (ii) premium on early redemption of the Redeemable Preferred Stock and (iii) the allocation of income or losses to the noncontrolling interest.

Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company. Diluted net income per share is computed by dividing the net income attributable to common stockholders by the weighted average common shares outstanding and all potential common shares, if they are dilutive. The potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect are excluded from the diluted earnings per share calculation.

Foreign Currencies

Foreign Currencies — Assets and liabilities for subsidiaries with functional currencies other than the U.S. dollar are recorded in foreign currencies and translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to “Other comprehensive (loss) income” (“OCI”), as a separate component of stockholders’ equity (deficit). Transaction gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in “Foreign exchange gains (losses) — net” in the Consolidated Statements of Operations. For the years ended December 31, 2022, 2021, and 2020 the Company recognized net foreign currency transaction gains of $24.6 million, $36.4 million and net loss of $45.1 million, respectively.

Derivative Instruments

Derivative Instruments — The Company uses derivative instruments to manage exposures to foreign currency and interest rate risks. The objectives for holding derivatives include reducing or eliminating the economic impact of these exposures. Derivative instruments are recorded as either assets or liabilities and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and whether the instrument is designated as a hedge for accounting purposes.

For a derivative instrument designated as a cash flow hedge, the effective portion of the derivative’s gain or loss is initially reported as a component of OCI and is subsequently recognized in earnings when the hedged exposure affects earnings. The ineffective portion of the gain or loss is recognized in earnings. For derivative instruments designated as either fair value or cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness and are recognized in earnings. Gains and losses from changes in fair values of derivatives that are not designated as hedges for accounting purposes are recognized in “Gain (loss) on fair value adjustment for swaps and foreign currency exchange contracts — net” in the Consolidated Statements of Operations. As of December 31, 2022, 2021, and 2020 the Company did not have any derivatives designated as hedging instruments as defined by the derivative instruments and hedging activities accounting guidance. See “Note 6 — Derivative Instruments” for further information.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash — The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2022 and 2021 (in thousands):

	As of December 31,
	2022	2021
Cash and cash equivalents	$97,912	$186,301
Restricted cash	4,482	5,228
Total cash, cash equivalents and restricted cash	$102,394	$191,529

Cash equivalents are short-term, highly liquid investments that are both readily convertible to cash and have maturities at the date of acquisition of three months or less. Cash equivalents are generally composed of investment-grade debt instruments subject to lower levels of credit risk, including certificates of deposit and money market funds. The Company’s current cash and cash equivalents consist primarily of cash on hand, bank deposits, and money market accounts.

Restricted cash consists primarily of cash held as collateral related to corporate credit cards and real estate lease obligations.

Fair Value Measurements

Fair Value Measurements — The Company records its financial assets and liabilities at fair value. Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of nonperformance risk including the Company’s own credit risk.

The three-tier fair value hierarchy prioritizes the inputs used in the valuation methodologies. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Valuations based on unobservable inputs reflecting management’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Contingent Consideration

Contingent Consideration — The Company records a liability for contingent consideration at the date of a business combination and reassesses the fair value of the liability each period until it is settled. Upon settlement of these liabilities, the portion of the contingent consideration payment that is attributable to the initial amount recorded as part of the business combination will be classified as a cash flow from financing activities and the portion of the settlement that is attributable to subsequent changes in the fair value of the contingent consideration will be classified as a cash flow from operating activities in the Consolidated Statement of Cash Flows.

Accounts Receivable-Net

Accounts Receivable —  Net  —  Accounts receivable are trade receivables, net of reserves for allowances for doubtful accounts totaling $6.5 million and $5.9 million as of December 31, 2022, and 2021, respectively.

Allowance for doubtful accounts is calculated based on historical losses, existing economic conditions, and analysis of specific older account balances of customer and delegate accounts. Trade receivables are written off when collection efforts have been exhausted.

Allowance for doubtful accounts changed as follows during the years presented (in thousands):

	Year Ended December 31,
	2022	2021	2020
Beginning of year	$5,946	$7,773	$7,843
Provision	1,465	750	2,002
Deductions	(951)	(2,577)	(2,072)
End of year	$6,460	$5,946	$7,773

Deductions represent balances written off, net of amounts recovered that had previously been written off, and the effect of exchange rate fluctuations.

Property and Equipment-Net

Property and Equipment — Net — Property and equipment are stated at cost, net of accumulated depreciation. Contemporary and archival imagery consists of costs to acquire imagery from third parties and internal and external costs incurred in creating imagery, including identification of marketable subject matter, art direction, digitization, mastering and the assignment of search terms, and other pertinent information to each image. Computer software developed for internal use consists of internal and external costs incurred during the application development stage of software development (except for training costs) and costs of upgrades or enhancements that result in additional software functionality. Costs incurred during the web application, infrastructure, graphics and content development stages of website development are also capitalized and included within computer software developed for internal use. Expenditures that extend the life, increase the capacity or improve the efficiency of property and equipment are capitalized, while expenditures for repairs and maintenance are expensed as incurred.

Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets or, for leasehold improvements, over the shorter of the remaining original term of the lease or the estimated life of the related asset.

Minority Investment without Readily Determinable Fair Value

Minority Investment without Readily Determinable Fair Value — The carrying amount of the Company’s minority investments, which is included within “Other long-term assets” on the Consolidated Balance Sheets, was $9.6 million and $8.1 million as December 31, 2022 and 2021, respectively. The Company uses the measurement alternative for these equity investments and their carrying value is reported at cost, adjusted for impairments or any observable price changes in ordinary transactions with identical or similar investments. Revenue related to content consumed by the minority investees was not material during the years end December 31, 2022, 2021 and 2020. The Company purchased a minority investment in another company during the year ended December 31, 2022. The cost of that investment was $2.0 million.

The investments are holdings in a privately held companies that are not exchange traded and therefore not supported with observable market prices. The Company periodically evaluates the carrying value of the minority investment, or when events and circumstances indicate that the carrying amount of an asset may not be recovered. As of December 31, 2022, 2021 and 2020, no adjustments to the carrying values of the Company’s long-term investments were identified as a result of this assessment. Changes in performance negatively impacting operating results and cash flows of these investments could result in the Company recording an impairment charge in future periods.

Goodwill

Goodwill — The Company evaluates goodwill for impairment annually or more frequently when an event occurs, or circumstances indicate it is more likely than not that the fair value of the reporting unit is below its carrying value. Circumstances that could indicate impairment and require impairment tests more frequently than annually include; significant adverse changes in legal factors or market and economic conditions, a significant decline in the financial results of the Company’s operations, significant changes in strategic plans, adverse actions by regulators, unanticipated changes in competition and market share, or a planned disposition of a significant portion of the business. Management performs the annual goodwill impairment analysis as of October 1 each year. The Company’s 2022, 2021 and 2020 goodwill impairment analyses did not result in an impairment charge. As circumstances change, it is possible that future goodwill impairment analysis could result in goodwill impairments, which would be included in the calculation of income or loss from operations.

Identifiable Intangible Assets

Identifiable Intangible Assets — Identifiable intangible assets are assets that do not have physical representation but that arise from contractual or other legal rights or are capable of being separated or divided from the Company and sold, transferred, licensed, rented or exchanged. Identifiable intangible assets are amortized on a straight-line basis over their estimated useful lives, unless such life is determined to be indefinite. The remaining useful lives of identifiable intangible assets are reassessed each reporting period to determine whether events and circumstances warrant revisions to the remaining periods of amortization. Potential impairment of identifiable intangible assets with an indefinite useful life are evaluated annually or whenever circumstances indicate that it is more likely than not that the indefinite-lived asset is impaired. Intangible assets with a finite life and long-lived assets are reviewed for impairment whenever an event occurs, or circumstances change that indicate their carrying value may not be recoverable through projected undiscounted cash flows expected to be generated by the asset. If the evaluation of the projected cash flows indicates that the carrying value of the asset is not recoverable, the asset is written down to its fair value.

Loans Receivable

Loans Receivable — Loans are stated at unpaid principal balances less any allowance for loan losses. Interest is recognized over the term of the loan and is calculated using the compound interest method. Management considers a loan impaired when, based on current information or factors, it is probable that the principal and interest payment will not be collected according to the loan agreement. The Company did not recognize any loan impairment charges during the years ended December 31, 2022, 2021 or 2020.

Restructuring Costs

Restructuring Costs  —  Restructuring costs consist of lease loss expenses and employee termination costs. The primary reasons the Company will vacate a leased space early are: consolidation of office space, decisions to move from one location to a more suitable location, and closure of excess space acquired in a business combination. An accrued liability for lease loss expenses is initially measured at fair value, based on a best estimate of the remaining lease payments due under the lease plus other costs, less any estimated sublease income, and then discounted using a credit-adjusted risk-free interest rate. These assumptions are periodically reviewed and adjustments are made to the accrued restructuring charge as required. The Company records accretion expense for losses on leased property as the difference between estimated cost and the present value of these costs. Accretion expense is recorded on an ongoing basis through the end of the lease term and is reflected as “Other operating expense — net” in the Consolidated Statements of Operations. Employee termination costs are incurred when the Company has a reduction in force and include one-time termination benefits that are not a part of an existing benefit arrangement. See “Note 21 — Restructuring Costs” for further information.

Leases

Leases —The Company recorded rent expense for the year end December 31, 2021 on a straight-line basis over the term of the related lease. Prior to the adoption of ASU 2016-02, “Leases (Topic 842)”, as amended (“ASC 842”), the difference between the rent expense recognized and the actual payments made in accordance with the operating lease agreement was recognized as a deferred rent liability on the Company’s Consolidated Balance Sheet. As of December 31, 2021, the Company had deferred rent of $8.3 million, which is included in “Accrued expenses” and “Other long-term liabilities” in the Consolidated Balance Sheet.

Effective January 1, 2022, the Company adopted ASC 842. In accordance with ASC 842, the Company first determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception. This standard requires the recognition of right-of-use (“ROU”) assets and lease liabilities for the Company’s operating leases. For contracts with lease and non-lease components, the Company has elected not to allocate the contract consideration, and to account for the lease and non-lease components as a single lease component. The Company has also elected not to recognize a lease liability or ROU asset for leases with a term of 12 months or less, and recognize lease payments for those short-term leases on a straight-line basis over the lease term in the Consolidated Statements of Operations. Operating leases are included in “Right of use assets”, “Accrued expenses” and “Lease liabilities” (net of current portion) in the Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments under the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The implicit rate within the Company’s leases is generally not determinable and therefore the incremental borrowing rate at the lease commencement date is utilized to determine the present value of lease payments. The determination of the incremental borrowing rate requires judgment. Management determines the incremental borrowing rate for each lease using the Company’s estimated borrowing rate, adjusted for various factors including level of collateralization, term and currency to align with the terms of the lease. The ROU asset also includes any lease prepayments, offset by lease incentives. Certain of the Company’s leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when the Company is reasonably certain that the option will be exercised. An option to terminate is considered unless the Company is reasonably certain the option will not be exercised. The ROU assets are reviewed for impairment with the Company’s long-lived assets

Deferred Offering Costs

Deferred Offering Costs — The Company capitalized direct and incremental qualified legal, accounting and direct costs related to its proposed equity offering and Business Combination. See “Note 3 — Business Combination” for further information. As of December 31, 2021 Deferred offering costs were included in “Other current assets” on the Consolidated Balance Sheets. Upon closing of the Business Combination the offering costs were reflected as a deduction to additional paid-in capital. As of December 31, 2021, $3.9 million of deferred offering costs were capitalized. There were no such costs capitalized as of December 31, 2022.

Related-Party Transactions

Related-Party Transactions — The Company paid annual management fees to Getty Investments, LLC (“Getty Investments”) in the amount of $0.9 million, $1.5 million and $1.3 million for the years ended December 31, 2022, 2021 and 2020, respectively. These costs are included in “Selling, general and administrative expenses” in the Consolidated Statements of Operations. Getty Investments was the majority partner in Partnership. With the closing of the Business Combination, the management fee contract was terminated.

On June 15, 2016, Getty SEA, a subsidiary of the Company, entered into various agreements with Visual China Group Holding Limited (“VCG”). As part of those agreements, Getty SEA issued $24.0 million in an unsecured note receivable to VCG. This note receivable bears interest at 2.5% per annum with an August 18, 2036 due date. VCG is also a minority interest stockholder of Getty SEA. As of December 31, 2022 and 2021 this unsecured note receivable is included in “Other long-term assets” in the Consolidated Balance Sheets.

Revenue Recognition

Revenue Recognition — Revenue is derived principally from licensing rights to use images, video footage and music that are delivered digitally over the internet. Digital content licenses are generally purchased on a monthly or annual subscription basis, whereby a customer either pays for a predetermined quantity of content or for access to the Company’s content library that may be downloaded over a specific period of time, or, on a transactional basis, whereby a customer pays for individual content licenses at the time of download. Also, a significant portion of revenue is generated through the sale and subsequent use of credits. Various amounts of credits are required to license digital content.

The Company recognizes revenue gross of contributor royalties because the Company is the principal in the transaction as it is the party responsible for the performance obligation and it controls the product or service before transferring it to the customer. The Company also licenses content to customers through third-party delegates worldwide (approximately 3% of total revenues for the years ended December 31, 2022, 2021 and 2020). Delegates sell the Company’s products directly to customers as the principal in those transactions. Accordingly, the Company recognizes revenue net of costs paid to delegates. Delegates typically earn and retain 35% to 50% of the license fee, and the Company recognizes the remaining 50% to 65% as revenue.

The Company maintains a credit department that sets and monitors credit policies that establish credit limits and ascertains customer creditworthiness, thus reducing the risk of potential credit loss. Revenue is not recognized unless it is determined that collectability is reasonably assured. Revenue is recorded at invoiced amounts (including discounts and applicable sales taxes) less an allowance for sales returns, which is based on historical information. Customer payments received in advance of revenue recognition are contract liabilities and are recorded as deferred revenue. Customers that do not pay in advance are invoiced and are required to make payments under standard credit terms.

The Company recognizes revenue under the core principle to depict the transfer of control to the Company’s customers in an amount reflecting the consideration to which the Company expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when a performance obligation is satisfied.

For digital content licenses, the Company recognizes revenue on both its capped subscription-based, credit-based sales and single image licenses when content is downloaded, at which time the license is provided. In addition, management estimates expected unused licenses for capped subscription-based and credit-based products and recognizes the revenue associated with the unused licenses throughout the subscription or credit period. The estimate of unused licenses is based on historical download activity and future changes in the estimate could impact the timing of revenue recognition of the Company’s subscription products.

For uncapped digital content subscriptions, the Company has determined that access to the existing content library and future digital content updates represent two separate performance obligations. As such, a portion of the total contract consideration related to access to the existing content library is recognized as revenue at the commencement of the contract when control of the content library is transferred. The remaining contractual consideration is recognized as revenue ratably over the term of the contract when updated digital content is transferred to the licensee, in line with when the control of the new content is transferred.

See “Note 14 — Revenue” and “Note 22 — Segment and Geographic Information” for additional revenue disclosures.

Cost of Revenue

Cost of Revenue — The ownership rights to the majority of the content licensed is retained by the owners, and licensing rights are provided to the Company by a large network of content suppliers. When the Company licenses content entrusted by content suppliers, royalties are paid to them at varying rates depending on the license model and the customers use of that content. Suppliers who choose to work with the Company under contract typically receive royalties between 20% to 50% of the total license fee charged customers. The Company also owns the copyright to certain content in its collections (wholly owned content), including content produced by staff photographers for the Editorial Stills product, for which the Company does not pay any third-party royalties. Cost of revenue also includes costs of assignment photo shoots but excludes depreciation and amortization associated with creating or buying content.

Sales Commissions

Sales Commissions — Internal sales commissions are generally paid in the quarter following invoicing of the commissioned receivable and is reported in “Selling, general and administrative expenses” on the Consolidated Statements of Operations. The Company expenses contract acquisition costs, including internal sales commissions, as incurred, to the extent that the amortization period would otherwise be one year or less.

Equity-Based Compensation

Equity-Based Compensation — Equity-based compensation is accounted for in accordance with authoritative guidance for equity-based payments. This guidance requires equity-based compensation cost to be measured at the grant date based on the fair value of the award and recognized as an expense over the applicable service period, which is the vesting period, net of estimated forfeitures. Compensation expense for equity-based payments that contain service conditions is recorded on a straight-line basis, over the service period of generally four years. Compensation expense for equity-based payments that contain performance conditions is not recorded until it is probable that the performance condition will be achieved. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Common Stock Warrants

Common Stock Warrants — The Company assumed 20,700,000 warrants originally issued in CCNB’s initial public offering (the “Public Warrants”) and 18,560,000 warrants issued in a private placement that closed concurrently with CCNB’s initial public offering, (the “Private Placement Warrants”) in the Business Combination. In addition, on the Closing Date, the Company issued 3,750,000 warrants in connection with a Forward Purchase Agreement dated August 4, 2020 (the “Forward Purchase Agreement” and the “Forward Purchase Warrants”). The Public, Private Placement and Forward Purchase Warrants entitled the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per share.

The Company evaluated the Public, Private Placement and Forward Purchase Warrants (together “the Warrants”) under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded they did not meet the criteria to be indexed to the Company’s own stock as certain provisions of the Warrant Agreement could change the settlement amount of these warrants based on variables that would not be considered inputs to the valuation model for a fixed-for-fixed equity instrument. Since the Warrants met the definition of a derivative under ASC 815-40, the Company recorded these Warrants as liabilities in the Consolidated Balance Sheets at fair value, with subsequent changes in their respective fair values recognized in the “Loss on fair value adjustment for warrant liabilities — net” within the Consolidated Statements of Operations at each reporting date.

The Public Warrants were publicly traded and thus had an observable market price to estimate fair value. The Forward Purchase Warrants, which had identical terms as the Public Warrants, were valued similar to the Public Warrants. The Private Placement Warrants were valued using a Black-Scholes option-pricing model as described in “Note 7 — Fair Value of Financial Instruments”.

As described in “Note 5 — Common Stock Warrants”, during the year ended December 31, 2022, all Warrants were exercised or redeemed.

Advertising and Marketing

Advertising and Marketing — The Company markets its products and services mainly through paid search, natural or organic search optimization, affiliate marketing channels, email and website marketing, customer events and public relations initiatives. Costs associated with marketing efforts are recorded in “Selling, general and administrative expenses” when related liabilities are incurred. For paid search and affiliate marketing, liabilities are incurred when potential new customers click through the links in the ad, generating an obligation to the internet search provider or affiliate marketing partner. Advertising and marketing costs expensed for the years ended December 31, 2022, 2021 and 2020 were $55.8 million, $53.7 million and $49.0 million, respectively.

Income Taxes

Income Taxes — The Company computes income taxes and accruals for uncertain tax positions under the asset and liability method as set forth in the authoritative guidance for accounting for income taxes and uncertain tax positions. Deferred income taxes are provided for the temporary differences between the consolidated financial statement carrying amounts and the tax basis of the Company’s assets and liabilities and operating loss and tax credit carryforwards. The Company establishes a valuation allowance for deferred tax assets if it is not more likely than not that the tax benefits will be realized. Periodically, the valuation allowance is reviewed and adjusted based on management’s assessments of realizable deferred tax assets. The Company accounts for the global intangible low-tax income (“GILTI”) earned by foreign subsidiaries included in gross U.S. taxable income in the period incurred. See “Note 20 — Income Taxes” for further information.

Segments

Segments — The Company has determined that it operates and manages one operating segment, which is the business of developing and commercializing visual content. The Company’s chief operating decision maker (the “CODM”), its chief executive officer, reviews financial information on an aggregate basis for the purpose of allocating resources and making operating decisions.

Concentration of Credit Risk

Concentration of Credit Risk — Financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable balances. Cash and cash equivalents are held with financial institutions of high quality. Balances may exceed the amount of insurance provided on such deposits.

Concentration of credit risk with respect to trade receivables is limited due to the large number of customers and their dispersion across many geographic areas. No single customer represented 10% or more of the Company’s total revenue or accounts receivable in any of the years presented.

Recently Adopted Accounting Standard Updates

Recently Adopted Accounting Standard Updates — In February 2016, the FASB issued ASU 2016-02, “Leases” (“ASU 2016-02”). ASU 2016-02 amends the accounting for leases. The new guidance requires the recognition of lease assets and liabilities for operating leases with terms of more than twelve months, in addition to those currently recorded, on the Consolidated Balance Sheets. Presentation of leases within the Consolidated Statements of Operations and Consolidated Statements of Cash Flows is generally consistent with the current lease accounting guidance. The Company adopted the new standard as of January 1, 2022 using the modified retrospective transition method and elected the package of practical expedients permitted under the transition guidance, which allows a carryforward of the historical lease classification. The Company also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases. The election of the hindsight practical expedient did not alter the lease terms for any of the existing leases. Upon adoption of this standard on January 1, 2022, the Company recognized a total lease liability in the amount of $61.3 million, representing the present value of the minimum rental payments remaining as of the adoption date, a right-of-use asset in the amount of $53.1 million with offsets to deferred rent of $8.3 million.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes (Topic 740)” (“ASU 2019-12”), which removes certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted ASU 2019-12, effective January 1, 2022. The adoption of this standard did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Standard Updates — In June 2016, the FASB issued ASU 2016-13 (Topic 326), “Financial Instruments — Credit Losses” (“ASU 2016-13”). ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires an entity to replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects current expected credit losses, requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates and provides additional transparency about credit risk. The effective date of ASU 2016-13 for the Company is beginning with fiscal years after December 15, 2022, including interim periods within those fiscal years. The Company adopted ASU 2016-13 on January 1, 2023. The adoption of this standard did not have a material impact on the consolidated financial statements.

Subsequent Events	Subsequent Events — The Company evaluated subsequent events and transactions for potential recognition or disclosure in the consolidated financial statements through March 13, 2023.